Guarantees and commitments	6 Months Ended
Jun. 30, 2018
Guarantees and commitments
28 Guarantees and commitments
Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate the Group to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the higher of the initial fair value (generally the related fee received or receivable) less cumulative amortization and the Group’s current best estimate of payments that will be required under existing guarantee arrangements.
Guarantees provided by the Group are classified as follows: credit guarantees and similar instruments, performance guarantees and similar instruments, derivatives and other guarantees. The Group no longer provides guarantees for securities lending indemnifications.
> Refer to “Guarantees” in VI – Consolidated financial statements – Credit Suisse Group – Note 32 – Guarantees and commitments in the Credit Suisse Annual Report 2017 for a detailed description of guarantees.
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q18 (CHF million)
Credit guarantees and similar instruments	2,212	1,135	3,347	3,134		3	1,554
Performance guarantees and similar instruments	5,066	1,971	7,037	6,095		47	2,809
Derivatives [2]	18,267	6,219	24,486	24,486		445	–	[3]
Other guarantees	4,977	2,097	7,074	7,066		54	4,255
Total guarantees	30,522	11,422	41,944	40,781		549	8,618
4Q17 (CHF million)
Credit guarantees and similar instruments	1,817	1,269	3,086	2,837		12	1,603
Performance guarantees and similar instruments	4,931	2,212	7,143	6,216		44	3,012
Derivatives [2]	15,520	8,984	24,504	24,504		403	–	[3]
Other guarantees	4,461	2,217	6,678	6,673		47	3,833
Total guarantees	26,729	14,682	41,411	40,230		506	8,448
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by the compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2017 to June 30, 2018 was CHF 0.5 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2018 to June 30, 2019, the Group’s share in this deposit insurance guarantee program based on FINMA’s estimate will be CHF 0.5 billion.
Representations and warranties on residential mortgage loans sold
In connection with the Global Markets division’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to institutional investors, primarily banks, and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims made within the statute of limitations (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.
During the first six months of 2018, the Group received repurchase claims for residential mortgage loans that were not significant, and loans repurchased during this period and related losses were not material. The balance of outstanding repurchase claims as of the end of 2Q18 was not significant.
Repurchase claims on residential mortgage loans sold that are subject to arbitration or litigation proceedings, or become so during the reporting period, are not included in this Guarantees and commitments disclosure but are addressed in litigation and related loss contingencies and provisions. The Group is involved in litigation relating to representations and warranties on residential mortgages sold.
> Refer to “Note 32 – Litigation” for further information.
Disposal-related contingencies and other indemnifications
The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees include disposal-related contingencies in connection with the sale of assets or businesses, and other indemnifications. These guarantees are not reflected in the “Guarantees” table.
> Refer to “Disposal-related contingencies and other indemnifications” in VI – Consolidated financial statements – Credit Suisse Group – Note 32 – Guarantees and commitments in the Credit Suisse Annual Report 2017 for a description of these guarantees.
Other commitments
Other commitments of the Group are classified as follows: irrevocable commitments under documentary credits, irrevocable loan commitments, forward reverse repurchase agreements and other commitments.
> Refer to “Other commitments” in VI – Consolidated financial statements – Credit Suisse Group – Note 32 – Guarantees and commitments in the Credit Suisse Annual Report 2017 for a description of these commitments.
Other commitments
end of	2Q18						4Q17
	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	5,231	390	5,621	5,301		3,499	4,976	115	5,091	5,000		3,218
Irrevocable loan commitments [2]	25,834	90,804	116,638	111,328		50,786	24,296	82,105	106,401	101,270		42,307
Forward reverse repurchase agreements	170	0	170	170		170	12	0	12	12		12
Other commitments	432	229	661	661		1	219	128	347	347		0
Total other commitments	31,667	91,423	123,090	117,460		54,456	29,503	82,348	111,851	106,629		45,537
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 115,633 million and CHF 108,663 million of unused credit limits as of the end of 2Q18 and 4Q17 respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees and commitments
27 Guarantees and commitments
> Refer to “Note 28 – Guarantees and commitments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q18 and to “Note 31 – Guarantees and commitments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2017 for further information.
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M18 (CHF million)
Credit guarantees and similar instruments	2,215	1,140	3,355	3,142		3	1,557
Performance guarantees and similar instruments	5,066	1,971	7,037	6,095		47	2,809
Derivatives [2]	18,267	6,219	24,486	24,486		445	–	[3]
Other guarantees	4,977	2,097	7,074	7,066		54	4,255
Total guarantees	30,525	11,427	41,952	40,789		549	8,621
2017 (CHF million)
Credit guarantees and similar instruments	1,820	1,269	3,089	2,840		12	1,603
Performance guarantees and similar instruments	4,931	2,212	7,143	6,216		44	3,012
Derivatives [2]	15,520	8,984	24,504	24,504		403	–	[3]
Other guarantees	4,461	2,217	6,678	6,673		47	3,833
Total guarantees	26,732	14,682	41,414	40,233		506	8,448
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.
Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by Swiss Financial Market Supervisory Authority FINMA (FINMA) or by compulsory liquidation of another deposit taking bank, the Bank’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Bank’s banking subsidiaries in Switzerland, the Bank’s share in the deposit insurance guarantee program for the period July 1, 2017 to June 30, 2018 was CHF 0.5 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2018 to June 30, 2019, the Bank’s share in this deposit insurance guarantee program based on FINMA’s estimate will be CHF 0.5 billion.
Representations and warranties on residential mortgage loans sold
In connection with the Global Markets division’s sale of US residential mortgage loans, the Bank has provided certain representations and warranties relating to the loans sold.
> Refer to “Note 28 – Guarantees and commitments” in III – Consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q18 and to “Note 31 – Guarantees and commitments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2017 for further information.
Other commitments
	6M18							2017
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	5,231	390	5,621		5,301		3,499	4,976	115	5,091		5,000		3,218
Irrevocable loan commitments	25,834	90,804	116,638	[2]	111,328		50,786	24,296	82,105	106,401	[2]	101,270		42,307
Forward reverse repurchase agreements	170	0	170		170		170	12	0	12		12		12
Other commitments	431	229	660		660		1	219	128	347		347		0
Total other commitments	31,666	91,423	123,089		117,459		54,456	29,503	82,348	111,851		106,629		45,537
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 115,635 million and CHF 108,665 million of unused credit limits as of the end of 6M18 and 2017, respectively, which were revocable at the Bank's sole discretion upon notice to the client. The prior period has been adjusted to the current presentation.